Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Credit Loss, Additional Improvements [Abstract]
Schedule of accounts receivable and allowance for doubtful accounts
	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Accounts receivable	232,027	208,522	32,722
Less: allowance for doubtful accounts	(3,813)	(2,215)	(348)
Accounts receivable, net	228,214	206,307	32,374

Schedule of analysis of the allowance for doubtful accounts
	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Balance, beginning of year	9,432	10,266	3,813	599
Bad debt allowances from acquisition	-	1,800	-	-
Additions (recovery)	834	(8,253)	(1,592)	(250)
Exchange difference	-	-	(6)	(1)
Balance, end of year	10,266	3,813	2,215	348